Contract Assets, Net and Contract Liabilities - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the period/year	$ (270)
Provision	(18,961)	(270)
Ending balance	$ (19,231)	$ (270)